UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09625
                                                     ---------

                     The Kelmoore Strategy(R) Variable Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      Shawn K. Young, President & Treasurer
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                         Registrant's telephone number,
                       including area code: 800-486-3717
                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.









                                                                   ANNUAL REPORT
                                                                   -------------





                                              KELMOORE STRATEGY(R) VARIABLE FUND


                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                   -----------------------------




                                                               December 31, 2004

December 31, 2004

Kelmoore Strategy(R) Variable Trust


Dear Shareholder,

In 2004 investor sentiment changed numerous times based on world affairs. Concerns gradually emerged regarding the fear of terror after the Madrid bombings, along with heightened fears surrounding a possible terrorist act at the summer Olympics and/or U.S. presidential elections. In addition to these concerns, negative news from Iraq and the pending change in monetary policy provided sources of stress for the equity markets during the Summer months.

Volatility within the equity markets, while present, was not as pronounced during 2004 as was the case in previous years. This was visible by the S&P 500 Index trading in a range of approximately 100 points for much of the past twelve months. While volatility was somewhat lower in 2004, we were still able to generate significant cash flow within the Variable Funds. After stocks hit their 2004 lows in mid-August, the equity markets began a gradual climb higher, breaking through the year's trading range as oil prices declined from recent highs and the outcome of the presidential election was quickly determined. This led to most of the major markets enjoying a fourth quarter run up that propelled their overall returns for 2004 into positive territory.

I would like to take a moment to remind investors of the importance of portfolio diversification during these times of geopolitical uncertainty and moderate growth periods. The U.S. economy has a long history of adapting, innovating, recovering and growing, and for these reasons we encourage our investors to remain engaged in the financial markets. As always, we recommend that you adhere to your asset allocation strategies and continue to focus on your long-term investment goals.

We wish you well in the coming year and thank you for your continued support.

Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
Portfolio Manager


Performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown here. Performance current to the most recent month-end is available by calling 877-KELMOORE.

              KELMOORE STRATEGY(R) VARIABLE FUND PERFORMANCE REPORT
                          YEAR ENDED DECEMBER 31, 2004


HOW DID KELMOORE STRATEGY(R) VARIABLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the year ended December 31, 2004, the Kelmoore Strategy(R) Variable Fund (the "Strategy Fund") gained 4.36%. The Strategy Fund has two benchmarks. The primary equity benchmark is the Standard and Poor's 100 Index (the "S&P 100"), which gained 6.43% for the one-year period ended December 31, 2004. The Variable Fund's second benchmark is the CBOE S&P 500 BuyWrite Index (the "BXM"), which is a specialized benchmark for writing covered options on equities. The BXM gained 8.30% for the same one-year period ended December 31, 2004.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?

The major equity market indices experienced another positive year in 2004. The Strategy Fund's holdings participated in this upward move. However, a covered options strategy can limit the upside potential for equities in a rising market. We see the effect of this limit in the performance figures for the year. While the major benchmark of the Strategy Fund, the S&P 100, was up just over 6% for the year, the Strategy Fund rose just over 4%. The limit on the upside potential for the equities owned is exchanged for premium earned by writing covered options that is reinvested into the Strategy Fund to purchase additional Strategy Fund shares. The late year market increase in the S&P 100 stocks following the election coupled with the 15-year low level of market volatility on the stocks held in the Strategy Fund's portfolio diminished the effect of premiums earned from the option writing on the Strategy Fund's performance, which is shown by the Strategy Fund's lagging its BXM benchmark.

                -------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                          1 YEAR    4.36%
                       SINCE 11/27/00 (INCEPTION) (1.68)%
                -------------------------------------------------

                                 STRATEGY FUND
                                  [BAR CHART]



                        Inception* 12/31/2000 6/30/2001 12/31/2001 6/30/2002 12/31/2002 6/30/2003 12/31/2003 6/30/2004 12/31/2004
                        ---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Fund                      10,000     10,030     9,190     8,770       7,880     7,479      8,059      8,941     9,038      9,331
---------------------------------------------------------------------------------------------------------------------------------
Standard & Poors 100      10,000      9,852     9,121     8,495       7,180     6,582      7,317      8,300     8,421      8,834
---------------------------------------------------------------------------------------------------------------------------------
CBOE S&P 500 BuyWrite     10,000     10,165     9,629     9,054       8,549     8,447      9,050     10,083    10,511     10,919
---------------------------------------------------------------------------------------------------------------------------------

The S&P 100 is an unmanaged index of large-cap US equities. The BXM is a passive total return index based on selling the near term S&P 500 stock call options against the S&P 500 index portfolio each month.

The S&P 100 and BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions. Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Past performance does not guarantee future results. THE STRATEGY FUND'S PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES.

           KELMOORE STRATEGY(R) VARIABLE EAGLE FUND PERFORMANCE REPORT
                          YEAR ENDED DECEMBER 31, 2004

HOW DID KELMOORE STRATEGY(R) VARIABLE EAGLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?

For the year ended December 31, 2004, the Kelmoore Strategy(R) Variable Eagle Fund (the "Eagle Fund") lost 4.59%. The Eagle Fund has two benchmarks. The primary equity benchmark is the NASDAQ Composite Index (the "NASDAQ"), which gained 9.15% for the one-year period ended December 31, 2004. The second benchmark for the Eagle Fund is the CBOE S&P 500 BuyWrite Index (the "BXM"), which is a specialized benchmark for writing covered options on equities. The BXM gained 8.30% for the one-year period ended December 31, 2004.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?

While the NASDAQ gained just over 9% for the year, the Eagle Fund was down slightly more than -4.5%. While the Eagle Fund utilizes the NASDAQ as its main benchmark, it is important to remember that the Eagle Fund does not hold every equity that is held by the index. Throughout 2004, the Eagle Fund was most affected by the performance of the semiconductor stocks. As a reference, the Philadelphia Semiconductor Index (SOX, not a direct benchmark of the Eagle Fund) was down more than -14% for the year. In the third quarter alone, semiconductors fell more than 20%. The Eagle Fund, while diversified, was adversely affected by the performance of that sector within the portfolio. This also diminished the effect that the premiums earned from the option writing had on the fund, which is evident by the Eagle Fund lagging the BXM benchmark.

                -------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIOD ENDED DECEMBER 31, 2004
                                          1 YEAR   (4.59)%
                       SINCE 11/27/00 (INCEPTION) (13.24)%
                -------------------------------------------------

                                   EAGLE FUND
                                  [BAR CHART]


                        Inception*  12/31/2000 6/30/2001 12/31/2001 6/30/2002 12/31/2002 6/30/2003 12/31/2003 6/30/2004 12/31/2004
                        ----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Fund                      10,000      10,030     7,250     6,121       4,671     4,384      5,149    5,860     5,684      5,591
----------------------------------------------------------------------------------------------------------------------------------
NASDAQ Composite          10,000      10,003     8,764     7,922       5,955     5,447      6,635    8,212     8,413      8,964
----------------------------------------------------------------------------------------------------------------------------------
CBOE S&P 500 BuyWrite     10,000      10,165     9,629     9,054       8,549     8,447      9,050   10,083    10,511     10,919
----------------------------------------------------------------------------------------------------------------------------------

The NASDAQ is an unmanaged index comprised of the NASDAQ National Market and the NASDAQ Small Cap Market. The BXM is a passive total return index based on selling the near term S&P 500 stock index call options against the S&P 500 Index portfolio each month.

The NASDAQ and BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions. Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Past performance does not guarantee future results. THE EAGLE FUND'S PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES.

--------------------------------------------------------------------------------
KELMOORE STRATEGY(R) VARIABLE TRUST (UNAUDITED)
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It is based on the Fund's actual expense ratio, and assumes that the fund had an annual return of 5% before expenses. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Kelmoore Strategy Variable Trust does not charge any sales loads, redemption fees or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------
KELMOORE STRATEGY(R) VARIABLE TRUST (UNAUDITED)
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                             Expenses Paid During
                                             Beginning Account   Ending Account Value           Expense        Period 7/01/04 -
                                               Value 07/01/04         12/31/04                 Ratio (1)         12/31/04(2)
KELMOORE STRATEGY(R) VARIABLE FUND
-----------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class........................    $ 1,000.00             $ 1,032.40                 2.25%            $ 11.49


HYPOTHETICAL 5% RETURN
Institutional Class........................    $ 1,000.00             $ 1,013.83                 2.25%            $ 11.39



KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
-----------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class........................    $ 1,000.00               $ 983.60                 2.25%            $ 11.22


HYPOTHETICAL 5% RETURN
Institutional Class........................    $ 1,000.00             $ 1,013.83                 2.25%            $ 11.39



(1) Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                       KELMOORE STRATEGY(R) VARIABLE FUND
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                        Value
   Shares                                                                              (Note 1)
-------------                                                                      -----------------
COMMON STOCKS - 37.9% ++

                   CONSUMER GOODS - 7.8%
        3,300      Eli Lilly & Co. .............................................   $         187,275
           20      J.M. Smucker Co. ............................................                 941
          446      Medco Health Solutions, Inc.+ ...............................              18,554
        3,700      Merck & Co., Inc. ...........................................             118,918
        4,000      Wal-Mart Stores, Inc. .......................................             211,280
                                                                                   -----------------
                                                                                             536,968
                                                                                   -----------------

                   FINANCIAL SERVICES - 5.7%
        3,000      American International Group, Inc. ..........................             197,010
        2,800      Fannie Mae ..................................................             199,388
           23      St. Paul Travelers Companies, Inc. ..........................                 853
                                                                                   -----------------
                                                                                             397,251
                                                                                   -----------------

                   MANUFACTURING - 9.1%
        4,000      Boeing Co. ..................................................             207,080
        6,100      Eastman Kodak Co. ...........................................             196,725
        1,600      General Electric Co. ........................................              58,400
        4,100      General Motors Corp. ........................................             164,246
                                                                                   -----------------
                                                                                             626,451
                                                                                   -----------------

                   RESOURCES - 10.8%
        3,600      ChevronTexaco Corp. .........................................             189,036
        2,000      Exxon Mobil Corp. ...........................................             102,520
        6,400      Haliburton Co. ..............................................             251,136
        4,900      International Paper Co. .....................................             205,800
                                                                                   -----------------
                                                                                             748,492
                                                                                   -----------------

                   TECHNOLOGY - 4.5%
          247      Agere Systems, Inc. Class A+ ................................                 338
        6,084      Agere Systems, Inc. Class B+ ................................               8,213
        3,000      Agilent Technologies, Inc.+ .................................              72,300
        4,600      Analog Devices, Inc. ........................................             169,832
        2,500      Intel Corp. .................................................              58,475
                                                                                   -----------------
                                                                                             309,158
                                                                                   -----------------

                   Total Common Stocks
                        (Cost $2,759,003) ......................................           2,618,320
                                                                                   -----------------











                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

   Number of Contract                                           Expiration      Strike          Value
 Shares Subject to Call                                            Date         Price          (Note 1)
-----------------------                                         ----------      ------      ---------------
CALL OPTIONS WRITTEN - (1.2)%

                   CONSUMER GOODS - (0.1)%
        3,300      Eli Lilly & Co. ............................  2/19/2005      $  60.0     $        (3,465)
        3,700      Merck & Co., Inc. ..........................  1/22/2005         45.0                (185)
        4,000      Wal-Mart Stores, Inc. ......................  1/22/2005         55.0              (1,200)
                                                                                            ---------------
                                                                                                     (4,850)
                                                                                            ---------------

                   FINANCIAL SERVICES - (0.1)%
        3,000      American International Group, Inc. .........  1/22/2005         65.0              (5,400)
        2,800      Fannie Mae .................................  1/22/2005         28.0                (840)
                                                                                            ---------------
                                                                                                     (6,240)
                                                                                            ---------------

                   MANUFACTURING - (0.1)%
        4,000      Boeing Co. .................................  1/22/2005         55.0                (400)
        6,100      Eastman Kodak Co. ..........................  1/22/2005         32.5              (3,355)
        1,600      General Electric Co. .......................  3/19/2005         37.5              (1,120)
        4,100      General Motors Corp. .......................  2/19/2005         40.0              (5,330)
                                                                                            ---------------
                                                                                                    (10,205)
                                                                                            ---------------

                   RESOURCES - (0.7)%
        3,300      ChevronTexaco Corp. ........................  3/19/2005         52.5              (5,775)
        2,000      Exxon Mobil Corp. ..........................  2/19/2005         50.0              (3,850)
        6,400      Haliburton Co. .............................  1/22/2005         35.0             (28,800)
        4,900      International Paper Co. ....................  1/22/2005         40.0             (10,658)
                                                                                            ---------------
                                                                                                    (49,083)
                                                                                            ---------------

                   TECHNOLOGY - (0.2)%
        3,000      Agilent Technologies, Inc. .................  2/19/2005         25.0              (2,700)
        4,600      Analog Devices, Inc. .......................  3/19/2005         40.0              (5,290)
        2,500      Intel Corp. ................................  4/16/2005         25.0              (2,375)
                                                                                            ---------------
                                                                                                    (10,365)
                                                                                            ---------------

                   Total Call Options Written
                        (Premiums received $73,750) ...................................             (80,743)
                                                                                            ---------------











                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (CONTINUED)

                       KELMOORE STRATEGY(R) VARIABLE FUND
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

  Number of Contract                                            Expiration      Strike          Value
Shares Subject to Put                                              Date          Price         (Note 1)
---------------------                                           ----------      -------     ---------------
PUT OPTIONS WRITTEN - (2.0)%

                   CONSUMER GOODS - (0.3)%
        3,000      Altria Group, Inc. .........................  1/22/2005      $  60.0     $        (3,150)
        3,800      Amgen, Inc. ................................  2/19/2005         65.0              (9,025)
        3,000      Best Buy Co., Inc. .........................  1/22/2005         60.0              (4,200)
        5,000      Home Depot, Inc. ...........................  1/22/2005         42.5              (3,000)
                                                                                            ---------------
                                                                                                    (19,375)
                                                                                            ---------------

                   FINANCIAL SERVICES - (0.3)%
        4,400      Bank of America Corp. ......................  1/22/2005         45.0                (660)
        4,400      Citigroup, Inc. ............................  1/22/2005         45.0                (660)
        2,200      Goldman Sachs Group, Inc. ..................  2/19/2005        110.0             (14,740)
        3,000      Merrill Lynch & Co., Inc. ..................  1/22/2005         60.0              (3,600)
        4,000      Morgan Stanley .............................  1/22/2005         55.0              (3,400)
                                                                                            ---------------
                                                                                                    (23,060)
                                                                                            ---------------

                   MANUFACTURING - (0.1)%
        6,000      General Electric Co. .......................  1/22/2005         37.5              (6,900)
        2,500      3M Co. .....................................  1/22/2005         80.0              (1,500)
                                                                                            ---------------
                                                                                                     (8,400)
                                                                                            ---------------

                   RESOURCES - (0.5)%
        2,600      ConocoPhillips .............................  2/19/2005         90.0             (11,830)
        5,000      du Pont (E.I.) de Nemours & Co. ............  2/19/2005         50.0              (9,375)
        2,800      Schlumberger, Ltd. .........................  2/19/2005         70.0             (11,200)
                                                                                            ---------------
                                                                                                    (32,405)
                                                                                            ---------------

                   TECHNOLOGY - (0.8)%
        3,000      Apple Computer, Inc. .......................  1/22/2005         70.0             (21,300)
        4,500      Dell, Inc. .................................  1/22/2005         42.5              (3,937)
        2,100      International Business Machines Corp. ......  1/22/2005         95.0                (945)
        9,000      Juniper Networks, Inc. .....................  2/19/2005         27.5             (16,200)
        8,000      Texas Instruments, Inc. ....................  1/22/2005         25.0              (6,400)
        2,100      United Technologies, Inc. ..................  2/19/2005        105.0              (7,245)
                                                                                            ---------------
                                                                                                    (56,027)
                                                                                            ---------------

                   Total Put Options Written
                        (Premiums received $207,918)...................................            (139,267)
                                                                                            ---------------

                   Total Written Options
                        (Premiums received $281,668)...................................            (220,010)
                                                                                            ---------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 65.3% .......................................           4,507,875
                                                                                            ---------------
NET ASSETS - 100.0%....................................................................     $     6,906,185
                                                                                            ===============

+   Non-income producing security.
++  All of the written options have common stocks pledged as collateral.

             PORTFOLIO SECTOR WEIGHTING (AS A PERCENTAGE OF MARKET VALUE)
             ------------------------------------------------------------
             1.  Consumer Goods                                     21.4%
             2.  Financial Services                                 15.3%
             3.  Manufacturing                                      25.4%
             4.  Resources                                          27.8%
             5.  Technology                                         10.1%
                                                               ----------
                                                                   100.0%

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                Value
   Shares                                                                                      (Note 1)
-------------                                                                               ---------------
COMMON STOCKS - 32.3% ++

                   CONSUMER GOODS- 6.5%
        1,500      Eli Lilly & Co. ....................................................     $        85,125
        1,500      Guidant Corp. ......................................................             108,150
                                                                                            ---------------
                                                                                                    193,275
                                                                                            ---------------

                   FINANCIAL SERVICES - 3.1%
        1,400      American International Group, Inc. .................................              91,938
                                                                                            ---------------

                   TECHNOLOGY - 22.7%
        2,500      Analog Devices, Inc. ...............................................              92,300
        3,000      Cisco Systems, Inc.+ ...............................................              57,900
        2,600      Dell, Inc.+ ........................................................             109,564
        4,200      Linear Technology Corp. ............................................             162,792
        1,400      Microsoft Corp. ....................................................              37,394
        4,400      Nextel Communications, Inc. Class A+ ...............................             132,000
        3,300      Oracle Corp.+ ......................................................              45,276
        1,300      SanDisk Corp.+ .....................................................              32,461
          300      VERITAS Software Corp.+ ............................................               8,565
                                                                                            ---------------
                                                                                                    678,252
                                                                                            ---------------

                   Total Common Stocks
                        (Cost $990,727)................................................             963,465
                                                                                            ---------------


  Number of Contract                                            Expiration      Strike
Shares Subject to Call                                            Date          Price
----------------------                                          ----------      -------
CALL OPTIONS WRITTEN - (1.7)%

                   CONSUMER GOODS - (0.2)%
        1,500      Eli Lilly & Co. ............................  2/19/2005      $  60.0              (1,575)
        1,500      Guidant Corp. ..............................  1/22/2005         70.0              (3,450)
                                                                                            ---------------
                                                                                                     (5,025)
                                                                                            ---------------

                   FINANCIAL SERVICES - (0.1)%
        1,200      American International Group, Inc. .........  1/22/2005         65.0              (2,160)
                                                                                            ---------------

                   TECHNOLOGY - (1.4)%
        2,500      Analog Devices, Inc. .......................  3/19/2005         40.0              (2,875)
        3,000      Cisco Systems, Inc. ........................  4/16/2005         20.0              (3,150)
        1,000      Dell, Inc. .................................  1/22/2005         37.5              (4,900)
        4,200      Linear Technology Corp. ....................  2/19/2005         40.0              (4,200)
        1,400      Microsoft Corp. ............................  1/22/2005         27.0                (280)
        4,400      Nextel Communications, Inc. ................  1/22/2005         25.0             (22,880)
        3,300      Oracle Corp. ...............................  2/19/2005         13.0              (4,125)
          300      VERITAS Software Corp. .....................  2/19/2005         30.0                (345)
                                                                                            ---------------
                                                                                                    (42,755)
                                                                                            ---------------

                   Total Call Options Written
                        (Premiums received $23,856)............                                     (49,940)
                                                                                            ---------------



                       See Notes to Financial Staements.
                                                                              10

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Continued)

                    KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

 Number of Contract                                             Expiration      Strike          Value
Shares Subject to Put                                              Date         Price          (Note 1)
---------------------                                           ----------      -------     ---------------
PUT OPTIONS WRITTEN - (3.2)%

                   CONSUMER GOODS- (1.0)%
        1,400      Amgen, Inc. ................................  2/19/2005      $  65.0     $        (3,325)
        2,000      Genentech, Inc. ............................  2/19/2005         55.0              (6,050)
        1,500      Guidant Corp. ..............................  1/22/2005         65.0                (112)
        3,500      IAC/InterActiveCorp  .......................  2/19/2005         27.5              (5,162)
        2,100      KLA-Tencor Corp. ...........................  2/19/2005         47.5              (5,828)
        4,000      NVIDIA Corp. ...............................  2/19/2005         25.0             (10,200)
                                                                                            ---------------
                                                                                                    (30,677)
                                                                                            ---------------

                   FINANCIAL SERVICES - (0.4)%
        1,000      Goldman Sachs Group, Inc. ..................  2/19/2005        110.0              (6,700)
        1,000      Lehman Brothers Holdings, Inc. .............  1/22/2005         85.0                (750)
        1,500      Merrill Lynch & Co., Inc. ..................  1/22/2005         60.0              (1,800)
        2,000      Morgan Stanley .............................  2/19/2005         55.0              (3,350)
                                                                                            ---------------
                                                                                                    (12,600)
                                                                                            ---------------

                   TECHNOLOGY - (1.8)%
        3,000      Broadcom Corp. .............................  1/22/2005         35.0              (9,075)
          800      eBay, Inc. .................................  1/22/2005        110.0              (1,160)
        1,500      Electronic Arts, Inc. ......................  2/19/2005         65.0              (7,350)
        4,000      Intel Corp. ................................  2/19/2005         25.0              (8,200)
          900      International Business Machines Corp. ......  1/22/2005         95.0                (405)
        3,000      Juniper Networks, Inc. .....................  1/22/2005         30.0              (9,225)
        3,000      Nextel Communications, Inc. ................  1/22/2005         30.0              (1,500)
        2,000      QUALCOMM, Inc. .............................  1/22/2005         42.5              (2,500)
        4,000      SanDisk Corp. ..............................  2/19/2005         25.0              (7,200)
        3,000      Texas Instruments, Inc. ....................  1/22/2005         25.0              (2,400)
        2,500      XM Satellite Radio Holdings, Inc. ..........  1/22/2005         37.5              (3,000)
                                                                                            ---------------
                                                                                                    (52,015)
                                                                                            ---------------

                   Total Put Options Written
                        (Premiums received $111,852) ..................................             (95,292)
                                                                                            ---------------

                   Total Written Options
                        (Premiums received $135,708) ..................................            (145,232)
                                                                                            ---------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 72.6% .......................................           2,170,405
                                                                                            ---------------
NET ASSETS - 100.0% ...................................................................     $     2,988,638
                                                                                            ===============

+   Non-income producing security.
++  All of the written options have common stocks pledged as collateral.

             PORTFOLIO SECTOR WEIGHTING (AS A PERCENTAGE OF MARKET VALUE)
             -------------------------------------------------------------
             1.  Consumer Goods                                     19.30%
             2.  Financial Services                                  9.40%
             3.  Technology                                         71.30%
                                                             -------------
                                                                   100.00%






                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                       KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                                                          VARIABLE FUND       VARIABLE EAGLE FUND
                                                                                       --------------------   --------------------
ASSETS:
   Investments at market value (Cost $2,759,003 and $990,727, respectively) (Note 1) ..   $   2,618,320         $      963,465
   Cash and cash equivalents (Note 1) .................................................         126,602                112,699
   Segregated cash for open put option contracts (Note 1) .............................       4,442,812              2,099,212
   Receivables:
       Capital stock sold .............................................................              --                  8,752
       Investment securities sold .....................................................              --                  3,333
       Dividends and interest .........................................................           2,278                     --
   Prepaid assets .....................................................................           1,040                    463
                                                                                          -------------          -------------
             TOTAL ASSETS .............................................................       7,191,052              3,187,924
                                                                                          -------------          -------------

LIABILITIES:
   Payables:
       Capital stock redeemed .........................................................           8,915                     --
       Investment securities purchased ................................................              --                  7,712
       Distribution fees (Note 3) .....................................................           1,456                    629
       Due to Advisor (Note 3) ........................................................           2,375                  1,520
       Other accrued expenses .........................................................          52,111                 44,193
   Option contracts written (Proceeds $281,668 and $135,708, respectively) (Note 1) ...         220,010                145,232
                                                                                          -------------          -------------
             TOTAL LIABILITIES ........................................................         284,867                199,286
                                                                                          -------------          -------------

NET ASSETS ............................................................................   $   6,906,185          $   2,988,638
                                                                                          =============          =============

NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 802,313 and 553,802 shares
       outstanding, respectively  .....................................................   $   7,785,023          $   3,138,262
   Accumulated net realized loss on securities and options ............................        (799,813)              (112,838)
   Net unrealized depreciation on securities and options ..............................         (79,025)               (36,786)
                                                                                          -------------          -------------
             NET ASSETS ...............................................................   $   6,906,185          $   2,988,638
                                                                                          =============          =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..............................   $        8.61          $        5.40
                                                                                          =============          =============















                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                      FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                       KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                                                         VARIABLE FUND        VARIABLE EAGLE FUND
                                                                                      --------------------   --------------------
INVESTMENT INCOME:
   Dividends .........................................................................    $      57,728         $       12,008
   Interest (Note 1) .................................................................           24,684                  9,206
                                                                                          -------------         --------------
             Total Income ............................................................           82,412                 21,214
                                                                                          -------------         --------------

EXPENSES:
   Investment Advisory fees (Note 3) .................................................           71,016                 29,756
   Distribution fees (Note 3) ........................................................           17,754                  7,439
   Accounting fees ...................................................................           37,262                 34,342
   Administration fees ...............................................................           55,000                 12,000
   Custodian fees ....................................................................           16,513                 17,484
   Insurance fees ....................................................................            2,328                    774
   Legal fees ........................................................................           10,203                  3,272
   Printing fees .....................................................................            3,880                  1,784
   Professional fees .................................................................           29,347                 33,020
   Transfer agent fees ...............................................................           24,700                 24,700
   Trustees' fees ....................................................................           11,021                  4,556
                                                                                          -------------         --------------
             Total Expenses ..........................................................          279,024                169,127
             Fee waivers and expense reimbursements (Note 3) .........................         (119,240)              (102,175)
                                                                                          -------------         --------------
             Net Expenses ............................................................          159,784                 66,952
                                                                                          -------------         --------------
Net investment loss ..................................................................          (77,372)               (45,738)
                                                                                          -------------         --------------


REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) from:
      Security transactions ..........................................................         (121,633)              (488,585)
      Options ........................................................................          728,501                393,818
   Net change in unrealized appreciation/(depreciation) on:
      Security transactions ..........................................................         (276,613)                56,949
      Options ........................................................................              669                (71,290)
                                                                                         --------------         --------------
             Net realized and unrealized gain/(loss) on investments ..................          330,924               (109,108)
                                                                                         --------------         --------------
Net increase/(decrease) in net assets resulting from operations ......................    $     253,552         $     (154,846)
                                                                                          =============         ==============




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                            KELMOORE STRATEGY(R) VARIABLE FUND
                                                                                        -----------------------------------------
                                                                                        FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                                        DECEMBER 31, 2004     DECEMBER 31, 2003
                                                                                        ------------------    ------------------
OPERATIONS:
   Net investment loss ................................................................   $     (77,372)        $      (79,755)
   Net realized gain on securities and options ........................................         606,868                265,812
   Net change in unrealized appreciation/(depreciation) on securities and options .....        (275,944)             1,170,717
                                                                                          -------------         --------------
   Net increase in net assets resulting from operations ...............................         253,552              1,356,774
                                                                                          -------------         --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Realized capital gain ..............................................................              --               (312,804)
                                                                                          -------------         --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................................................       1,533,320              3,092,642
   Reinvestment of distributions ......................................................              --                312,804
   Cost of shares redeemed ............................................................      (2,389,611)            (6,956,521)
                                                                                          -------------         --------------
   Decrease in net assets derived from capital share transactions (a) .................        (856,291)            (3,551,075)
                                                                                          -------------         --------------

           TOTAL DECREASE IN NET ASSETS ...............................................        (602,739)            (2,507,105)
                                                                                          -------------         --------------

NET ASSETS:

   Beginning of year ..................................................................       7,508,924             10,016,029
                                                                                          -------------         --------------

   End of year ........................................................................   $   6,906,185         $    7,508,924
                                                                                          =============         ==============

   (a)   Transactions in capital stock were:
         Shares sold ..................................................................         185,042                423,685
         Shares issued through reinvestment of distributions ..........................              --                 37,915
         Shares redeemed ..............................................................        (293,162)              (942,507)
                                                                                          -------------         --------------
    Decrease in shares outstanding ....................................................        (108,120)              (480,907)
                                                                                          =============         ==============





                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                                        ----------------------------------------
                                                                                        FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                                        DECEMBER 31, 2004     DECEMBER 31, 2003
                                                                                        ------------------    ------------------
OPERATIONS:
   Net investment loss ................................................................   $     (45,738)        $      (45,762)
   Net realized gain/(loss) on securities and options .................................         (94,767)               276,880
   Net change in unrealized appreciation/(depreciation) on securities and options .....         (14,341)               475,883
                                                                                          -------------         --------------
   Net increase/(decrease) in net assets resulting from operations ....................        (154,846)               707,001
                                                                                          -------------         --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Realized capital gain ..............................................................              --                 (4,920)
                                                                                          -------------         --------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................................................         976,438              2,401,565
   Reinvestment of distributions ......................................................              --                  4,920
   Cost of shares redeemed ............................................................      (1,565,374)            (1,339,413)
                                                                                          -------------         --------------
   Increase/(decrease) in net assets derived from capital share transactions (a) ......        (588,936)             1,067,072
                                                                                          -------------         --------------

           TOTAL INCREASE/(DECREASE) IN NET ASSETS ....................................        (743,782)             1,769,153
                                                                                          -------------         --------------

NET ASSETS:

   Beginning of year ..................................................................       3,732,420              1,963,267
                                                                                          -------------         --------------

   End of year ........................................................................   $   2,988,638         $    3,732,420
                                                                                          =============         ==============

   (a)   Transactions in capital stock were:
         Shares sold ..................................................................         185,964                457,316
         Shares issued through reinvestment of distributions ..........................              --                    868
         Shares redeemed ..............................................................        (291,692)              (262,067)
                                                                                          -------------         --------------
    Increase/(decrease) in shares outstanding .........................................        (105,728)               196,117
                                                                                          =============         ==============



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                           KELMOORE STRATEGY(R) VARIABLE FUND
                                                          ----------------------------------------------------------------------
                                                            FOR THE       FOR THE       FOR THE        FOR THE        FOR THE
                                                           YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2004           2003          2002           2001          2000*
                                                          ------------  ------------  ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $    8.25       $   7.20     $   8.77      $  10.03        $   10.00
                                                          ---------       --------     --------      --------        ---------

   Income from investment operations:
      Net investment income/(loss)......................      (0.10)         (0.09)       (0.06)        (0.05)            0.03(#)
      Net realized and unrealized gain/(loss)
        on investments .................................       0.46           1.50        (1.23)        (1.21)              --
                                                          ---------       --------     --------      --------        ---------
        Total from investment operations ...............       0.36           1.41        (1.29)        (1.26)            0.03
                                                          ---------       --------     --------      --------        ---------

   Less distributions from:
      Net investment income.............................         --             --           --            -- (3)           --
      Realized capital gain.............................         --          (0.36)       (0.28)           --               --
                                                          ---------       --------     --------      --------        ---------

NET ASSET VALUE, END OF PERIOD .........................  $    8.61       $   8.25     $   7.20      $   8.77        $   10.03
                                                          =========       ========     ========      ========        =========

TOTAL RETURN ...........................................       4.36%         19.56%      (14.73)%      (12.56)%           0.30%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) .................  $   6,906       $  7,509     $ 10,016      $ 10,646        $     304
   Ratio of expenses to average net assets:
        Before fee waivers and expense
          reimbursements ...............................       3.93%          3.87%        3.43%         7.91%         1450.01%(1)
        After fee waivers and expense reimbursements ...       2.25%          2.25%        2.25%         2.25%            2.25%(1)
   Ratio of net investment income/(loss) to average
     net assets:
        Before fee waivers and expense reimbursements ..      (2.77)%        (2.64)%      (2.03)%       (6.28)%       (1445.34)(1)
        After fee waivers and expense reimbursements ...      (1.09)%        (1.02)%      (0.85)%       (0.58)%           2.50%(1)
   Portfolio turnover rate .............................     163.84%        348.83%      204.13%       224.54%            0.00%(2)

*   Commenced operations on November 27, 2000.
(1) Annualized.
(2) Not annualized.
(3) Amount represents less than $0.01 per share.
(#) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.



















                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.


                                                                      KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                          ----------------------------------------------------------------------
                                                            FOR THE       FOR THE       FOR THE        FOR THE        FOR THE
                                                           YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2004           2003          2002           2001          2000*
                                                          ------------  ------------  ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $    5.66       $    4.24    $    6.12     $   10.03       $   10.00
                                                          ---------       ---------    ---------     ---------       ---------

   Income from investment operations:
      Net investment income/(loss) .....................      (0.08)          (0.07)       (0.06)        (0.11)           0.03(#)
      Net realized and unrealized gain/(loss)
        on investments..................................      (0.18)           1.50        (1.67)        (3.80)             --
                                                          ---------       ---------    ---------     ---------       ---------
        Total from investment operations ...............      (0.26)           1.43        (1.73)        (3.91)           0.03
                                                          ---------       ---------    ---------     ---------       ---------

   Less distributions from:
      Net investment income ............................         --              --           --            --(3)           --
      Realized capital gain ............................         --           (0.01)       (0.15)           --              --
                                                          ---------       ---------    ---------     ---------       ---------

NET ASSET VALUE, END OF PERIOD .........................  $    5.40       $    5.66    $    4.24     $    6.12       $   10.03
                                                          =========       =========    =========     =========       =========

TOTAL RETURN ...........................................      (4.59)%         33.68%      (28.38)%      (38.97)%          0.30%(2)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s) .................  $   2,989       $   3,732    $   1,963     $   1,075       $     148
   Ratio of expenses to average net assets:
        Before fee waivers and expense reimbursements ..       5.68%           6.54%        8.76%        25.69%        1548.43%(1)
        After fee waivers and expense reimbursements ...       2.25%           2.25%        2.25%         2.25%           2.25%(1)
   Ratio of net investment income/(loss) to average
     net assets:
        Before fee waivers and expense reimbursements ..      (4.97)%         (6.00)%      (8.15)%      (25.07)%      (1543.74)(1)
        After fee waivers and expense reimbursements ...      (1.54)%         (1.71)%      (1.64)%       (1.63)%          2.52%(1)
   Portfolio turnover rate .............................     146.43%          97.22%      131.85%       212.49%           0.00%(2)


* Commenced operations on November 27, 2000.
(1) Annualized.
(2) Not annualized.
(3) Amount represents less than $0.01 per share.
(#) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.












                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies as underlying investment options for variable insurance and annuity contracts. The Trust has a fiscal year ending December 31 of each year and currently consists of two investment funds (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Variable Fund ("Strategy Fund") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle Fund"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's principal strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's principal strategy is to purchase the common stocks of a limited number of mid- and large cap companies with market capitalization in excess of $1 billion and strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" covered put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options.

The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, or are unreliable, based on fair value as determined in good faith by the Advisor under procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only but are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the last bid price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares multiplied by strike price).

The risk in writing a call option is that a Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that a Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit a Fund's ability to write options or enter closing transactions. As the options written by a Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. EXPENSES. Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that can not be directly attributed to a specific Fund are apportioned among both Funds of the Trust, based on relative net assets.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds distribute substantially all of their net investment income, if any, and any short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

F. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

subject to income tax, therefore, no Federal income tax provisions will be required.

G. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the respective Fund on a monthly basis.

H. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the year ended December 31, 2004 were as follows:

                                PURCHASES               SALES
                                ----------           -----------
    Strategy Fund               $7,194,255           $ 6,962,661
    Eagle Fund                   3,623,172             2,564,857

Transactions in option contracts written for the year ended December 31, 2004 were as follows:

                                          STRATEGY FUND                   EAGLE FUND
                                   --------------------------    --------------------------
                                    CONTRACTS       PREMIUM       CONTRACTS       PREMIUM
                                   -----------    -----------    -----------    -----------
Outstanding at December 31, 2003         1,978    $   366,306            856    $   225,774
Options written during period ..         8,284      1,358,840          4,379        671,235
Options exercised during period         (3,516)      (635,772)        (1,967)      (348,427)
Options expired during period ..        (4,857)      (724,099)        (2,357)      (354,822)
Options closed during period ...          (492)       (83,607)          (191)       (58,052)
                                   -----------    -----------    -----------    -----------
Outstanding at December 31, 2004         1,397    $   281,668            720    $   135,708
                                   ===========    ===========    ===========    ===========

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds so that the total operating expenses for the period for each of the Funds will not exceed 2.25%. The fee waiver and reimbursement arrangement will continue at least through April 30, 2005. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the year ended December 31, 2004, the Advisor did not recoup any waived or reimbursed expenses

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

therefore the amounts that were waived in the prior years deemed unrecoverable are $199,901 and $140,777 from the Strategy and Eagle Funds, respectively.

At December 31, 2004, the balance of recoupable expenses for each Fund is as follows:

                      2005         2006         2007         Total
--------------------------------------------------------------------------------
Strategy Fund       $124,293     $126,320     $119,240     $369,853

Eagle Fund           107,929      114,686      102,175      324,790
--------------------------------------------------------------------------------

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in a Fund and may cost more than paying other types of sales charges. Each Plan permits the Funds to pay the Adviser, as the Funds' distributor (the `Distributor") for remittance to insurance companies for costs incurred or paid in connection with the distribution of a Fund's shares, an annual fee not to exceed 0.25% of the average daily net assets of each Fund. For the period ended December 31, 2004, the Strategy Fund paid the Distributor $17,754 and the Eagle Fund paid the Distributor $7,439 for distribution and servicing expenses incurred. All payments were retained in a segregated asset account pending disbursement in accordance with the Plans and Rule 12b-1.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor, in its capacity as a registered broker-dealer, in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the year ended December 31, 2004, the Funds have paid $67,059 and $35,477 for the Strategy and Eagle Funds, respectively, in brokerage commissions to the Advisor. Unaffiliated brokers act as the executing and clearing brokers for the Funds' transactions and are compensated by the Advisor for these services.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC, or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC, or any affiliate thereof, an annual retainer of $5,000, payable in quarterly installments. In addition, the Trust reimburses expenses incurred by the Trustees in attending Trustee meetings.

NOTE 4 - TAX DISCLOSURE

For Federal income tax purposes, the cost of securities owned at December 31, 2004 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at December 31, 2004 for the Funds is as follows:

                     Federal      Net Unrealized    Appreciated    Depreciated
                     Tax Cost      Depreciation      Securities     Securities
                   -------------------------------------------------------------
Strategy Fund      $2,761,386      $ (143,066)      $  116,358      $ (259,424)
Eagle Fund            996,803         (33,338)          53,494         (86,832)

Differences between book-basis and tax-basis unrealized depreciation is attributable primarily to tax-deferral of losses on wash sales.

At December 31, 2004, the Strategy Fund had a capital loss carryforward for Federal income tax purposes of $795,846 which will expire in 2011 and the Eagle Fund had a capital loss carryforward for Federal income tax purposes of $64,973 which will expire in 2012.

Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2004 was as follows:

                                STRATEGY FUND                               EAGLE FUND
                  ------------------------------------------  ------------------------------------------
                          2004                  2003                2004                   2003
                  --------------------   -------------------  -------------------   --------------------
                   Dollars   Per Share   Dollars   Per Share  Dollars   Per Share   Dollars    Per Share
                  --------------------   -------------------  -------------------   --------------------
Ordinary income   $      0   $      0   $312,804   $0.3586   $      0   $      0   $  4,920   $     0.0080

As of December 31, 2004, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                            STRATEGY FUND   EAGLE FUND
                                            --------------------------
Capital loss carryforward ................   $(795,846)     $ (64,973)
Post-October losses ......................          --        (41,789)
Unrealized depreciation on stocks ........    (143,066)       (33,338)
Unrealized apprec/(deprec) on options ....      60,074         (9,524)
                                             -------------------------
   Total accumulated losses ..............   $(878,838)     $(149,624)
                                             =========================

Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

NOTE 5 - RECLASSIFICATIONS

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2004, the reclassifications were as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                           Increase
                       Decrease        Undistributed Net
                   Paid-in Capital      Investment Loss
                   ---------------------------------------
Strategy Fund         $(77,372)            $ 77,372
Eagle Fund             (45,738)              45,738

The above relates to the reclassification of net operating losses to paid-in capital.

NOTE 6 - INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------
Notes to Financial Statements

                       Kelmoore Strategy(R) Variable Trust
                                December 31, 2004
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, 2004, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q
Beginning on fiscal quarter ended September 30, 2004, the Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[PRICEWATERHOUSECOOPERS LOGO]


                                                 PRICEWATERHOUSECOOPERS LLP
                                                 333 Market Street
                                                 San Francisco CA 94105-2119
                                                 Telephone   (415) 498-5000
                                                 Facsimile   (415) 498-7100



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of Kelmoore Strategy(R) Variable Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund (the "Funds") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

February 18, 2005

TRUSTEES AND EXECUTIVE OFFICERS

Information pertaining to the Trustees and executive officers* of Kelmoore Strategy(R) Variable Trust is set forth below. The statement of additional information (SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (800) 929-1417.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS        OTHER
                                                                                              IN FUND        DIRECTORSHIPS/
                            TERM OF OFFICE                                                    COMPLEX        TRUSTEESHIPS
NAME, AGE, ADDRESS AND      AND LENGTH OF             PRINCIPAL OCCUPATION(S)                 OVERSEEN          HELD BY
POSITION(S) WITH FUND       TIME SERVED(1)              DURING PAST 5 YEARS                   BY TRUSTEE       TRUSTEE(3)
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert Michael Law (43)         Since      Senior Vice President/Team Manager, U.S. Bank, from    Two   Director, Association for
   2471 E. Bayshore Road        March      September 2001 to present and Vice President,                Corporate Growth, a
   #501, Palo Alto, CA  94303   2000       Comerica Bank, from January 1987 to September 2001.          non-profit Business
Trustee                                                                                                 Association
------------------------------------------------------------------------------------------------------------------------------------
Robert T. Lanz (63)             Since      Managing Director, The Financial Valuation Group, a    Two   Director, Semotus Solutions,
   2471 E. Bayshore Road        March      consulting firm, from December 2000 to present;              a public wireless
   #501, Palo Alto, CA  94303   2000       Partner, Ramp Partners, LLC, a consulting firm, from         infrastructure solutions
Trustee                                    January 2002 to present; Partner, BDO Seidman, LLP,          company and Director, UA
                                           an accounting firm, from October 1998 to June 2000.          INC., a non-public enabled
                                                                                                        notification services
                                                                                                        company
------------------------------------------------------------------------------------------------------------------------------------
Jillian E. Mathur (41)4         Since      Vice President, Sanwa Bank California, from August     Two               None
   2471 E. Bayshore Road        February   1993 to August 2000.
   #501, Palo Alto, CA  94303   2004
Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES(2)
------------------------------------------------------------------------------------------------------------------------------------
Michael Romanchak (53)          Since      Senior Executive Vice President and Director,          Two   Senior Executive Vice
   2471 E. Bayshore Road        March      Kelmoore Investment Company, Inc. from July 1995 to          President and Director,
   #501, Palo Alto, CA  94303   2000       present.                                                     Kelmoore Investment Company,
Chairman and Trustee                                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Shawn K. Young (40)             Since      Chief Financial Officer, Kelmoore Investment           Two   Trustee and Member of the
   2471 E. Bayshore Road        March      Company, Inc., from December 1999 to present.                Finance Committee, Seven
   #501, Palo Alto, CA  94303   2000                                                                    Hills School
Trustee, President and
Treasurer
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                                                              PORTFOLIOS        OTHER
                                                                                              IN FUND        DIRECTORSHIPS/
                            TERM OF OFFICE                                                    COMPLEX        TRUSTEESHIPS
NAME, AGE, ADDRESS AND      AND LENGTH OF             PRINCIPAL OCCUPATION(S)                 OVERSEEN          HELD BY
POSITION(S) WITH FUND       TIME SERVED(1)              DURING PAST 5 YEARS                   BY TRUSTEE       TRUSTEE(3)
------------------------------------------------------------------------------------------------------------------------------------
                                         EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Tamara Beth Wendoll (33)        Since      Senior Executive Vice President and Director of        N/A            N/A
   2471 E. Bayshore Road        March      Marketing, Kelmoore Investment Company, Inc, from
   #501, Palo Alto, CA  94303   2000       March 1999 to present.
Secretary
------------------------------------------------------------------------------------------------------------------------------------
Catherine Wooledge (62)         Since      General Counsel, Kelmoore Investment Company, Inc.,    N/A            N/A
  2471 E. Bayshore Road         August     from September 2004 to present; Attorney in financial
  #501, Palo Alto, CA 94303     2004       services private practice from May 1998 to August
Chief Legal Officer                        2004.
------------------------------------------------------------------------------------------------------------------------------------
Antoine Devine (47)             Since      Self-Employed Legal Consultant from July 2002 to       N/A            N/A
  2471 E. Bayshore Road         August     August 2004; Senior Counsel, Foley and Lardner, a law
  #501, Palo Alto, CA 94303     2004       firm, from June 2000 to July 2002; and Partner, Evers
Chief Compliance Officer                   and Hendrickson, a law firm, from March 1998 to June
                                           2000.
------------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee holds office for life or until any mandatory retirement age adopted by the Trustees or until his/her successor is elected or the Trust terminates, or the Trustee resigns. Officers hold office until his/her successor is elected or until his/her earlier resignation.

(2) Mr. Romanchak and Ms. Young are considered "interested persons" of the Trust due to their affiliation with the Adviser.

(3) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

(4) Ms. Mathur resigned on December 2, 2004.

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------



THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company, Inc.
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406
(877) KELMOORE   (535-6667)

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Dechert LLP
4675 MacArthur Court, Suite 1400
Newport Beach, CA 92660-8842

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105








This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

ITEM 2. CODE OF ETHICS.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


         (d) The registrant has not granted any waivers, including any implicit waiver, during the period covered by this report, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, which Trustees are "independent" Trustees: Robert T. Lanz and R. Michael Law. Under applicable securities laws a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

         (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,600 for 2003 and $41,600 for 2004.

Audit-Related Fees
------------------

         (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,500 for 2003 and $5,500 for 2004. These services are related to the review of tax provisions.

Tax Fees
--------

         (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,760 for 2003 and $9,760 for 2004. These services are related to the review of tax returns.

All Other Fees
--------------

         (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for both 2003 and 2004.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-approve both audit and permissible non-audit services provided to the Trust, or its Funds, including the fees therefore; PROVIDED, that if the Audit Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members who are also "independent" (as defined below) trustees, then the Committee shall adopt policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the auditors, consistent with the requirements of Rule 2-01 of Regulation S-X, which shall then be used in making such pre-approvals, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; PROVIDED, HOWEVER, permissible non-audit services provided to a Fund need not be pre-approved (1) if the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the Trust to the independent auditors in the fiscal year in which the non-audit services are provided, (2) the Trust did not recognize that the non-approved services were non-audit services at the time of the engagement, and (3) such non-approved services are promptly brought to the attention of the Committee and approved by the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

Pre-approve permissible non-audit services provided to the Trust's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides "ongoing" services to the Trust in the fund complex where the nature of the independent auditors' engagement has a direct impact on the operations or financial reporting of the Trust or its Funds (each, a "Control Entity"); PROVIDED, that if the Audit Committee has chosen to delegate the authority to grant pre-approvals to one or more Committee members, then the delegated Committee member or members may use the Committee-adopted policies and procedures pursuant to such Rule 2-01 to pre-approve proposed services, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit

Committee during its next regularly scheduled meeting; PROVIDED, HOWEVER, the pre-approval requirement for permissible non-audit services provided by the Trust's independent auditor to the adviser or a Control Entity may be waived (1) if the aggregate amount of all such services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Funds' independent auditors by the Funds, the adviser, and the Control Entities during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-approved services were not recognized as non-audit services at the time of the engagement, and (3) such non-approved services are promptly brought to the attention of, and approved by, the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

         (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d)  100%

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0.00%.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $136,000 for 2003 and $140,000 for 2004.

         (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

         (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (a)(3)   Not applicable.

         (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(registrant)                The Kelmoore Strategy(R) Variable Trust
            --------------------------------------------------------------------


By (Signature and Title)*                   /s/ Shawn K. Young
                         -------------------------------------------------------
                                    Shawn K. Young, President & Treasurer
                                    (principal executive officer)


Date              March 2, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Shawn K. Young
                         -------------------------------------------------------
                                    Shawn K. Young, President & Treasurer
                                      (principal executive officer &
                                        principal financial officer)


Date              March 2, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.